Supplement dated January 13, 2023
to the following initial summary prospectus(es):
Nationwide Innovator Corporate VUL dated May 1, 2022
This supplement updates certain information contained in your initial summary prospectus. Please read and retain this supplement for future reference.
At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust held on December 7, 2022, the Board approved the termination of Newton Investment Management Limited as the subadviser to the NVIT BNY Mellon Sustainable U.S. Equity Fund (the "Fund") and the appointment of Atlanta Capital Management Company, LLC as the Fund’s new subadviser. This change is anticipated to take effect on or about March 6, 2023 (the "Effective Date"). As a result of the change in subadvisor, the name of the Fund is changing to the NVIT Calvert Equity Fund.
As of the Effective Date the initial summary prospectus is amended as follows:
The names of the investment option(s) and subadvisor(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Nationwide Variable Insurance Trust – NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	Nationwide Variable Insurance Trust – NVIT Calvert Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Atlanta Capital Management Company. LLC
All references to the Fund’s former name and Sub-Advisor are replaced accordingly.
At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust held on December 7, 2022, the Board approved the termination of Nationwide Asset Management, LLC as the subadviser to the NVIT Short Term Bond Fund (the "Fund") and the appointment of Loomis, Sayles & Company L.P. as the Fund’s new subadviser. This change is anticipated to take effect on or about March 20, 2023 (the "Effective Date"). As a result of the change in subadvisor, the name of the Fund is changing to the NVIT Loomis Short Term Bond Fund.
As of the Effective Date the initial summary prospectus is amended as follows:
The names of the investment option(s) and subadvisor(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Loomis, Sayles & Company L.P.
All references to the Fund’s former name and Sub-Advisor are replaced accordingly.
ISP-0692